Revenues (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Revenues	$ 26,202	$ 26,469
Toll Milling Arrangement [Member]
Statement Line Items [Line Items]
Revenues	$ 496	$ 920